Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventories [Abstract]
General merchandise		¥ 990,063	¥ 630,583
Packing materials and others		9,218	3,474
Less: Inventory write down		(33,771)	(12,285)
Total	$ 149,049	¥ 965,510	¥ 621,772